Note 1 - Nature of Business and Summary of Significant Accounting Policies: Reclassifications (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Policies
Reclassifications	Reclassifications Certain amounts in the financial statements of the prior year have been reclassified to conform to the presentation of the current year for comparative purposes.	Reclassifications Certain amounts in the financial statements of the prior year have been reclassified to conform to the presentation of the current year for comparative purposes.